Balance Sheet	Jan. 22, 2021 USD ($)
ASSETS
Deferred offering costs	$ 100,000
TOTAL ASSETS	100,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses	604
Accrued offering costs	75,000
Total Current Liabilities	75,604
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	24,353
Accumulated deficit	(604)
Total Stockholders' Equity	24,396
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	100,000
Class A [Member]
Stockholders' Equity
Common Stock	0
Class B [Member]
Stockholders' Equity
Common Stock	$ 647	[1]

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6)